Comprehensive Income	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Comprehensive Income

Note 15.  Comprehensive Income

The following table summarizes the change in accumulated other comprehensive loss by component for the years ended December 31, 2017, 2016 and 2015.

	Pension Plan Cost	Translation Adjustments	Total
Balance at December 31, 2014	$(37)	$(131)	$(168)
Other comprehensive loss before reclassifications	(10)	(28)	(38)
Amounts reclassified from accumulated other comprehensive loss	1	—	1
Net change in accumulated other comprehensive loss	(9)	(28)	(37)
Balance at December 31, 2015	$(46)	$(159)	$(205)
Other comprehensive income before reclassifications	29	5	34
Amounts reclassified from accumulated other comprehensive loss	6	—	6
Transfer of pension plan from parent company, net	(495)	—	(495)
Transfer of U.K. entity to parent company, net	44	85	129
Net change in accumulated other comprehensive loss	(416)	90	(326)
Balance at December 31, 2016	$(462)	$(69)	$(531)
Other comprehensive income before reclassifications	23	21	44
Amounts reclassified from accumulated other comprehensive loss	11	—	11
Net change in accumulated other comprehensive loss	34	21	55
Balance at December 31, 2017	$(428)	$(48)	$(476)

On October 1, 2016, the other comprehensive loss balances related to the primary qualified and non-qualified pension plans were transferred from RRD to the Company.  Additionally, the other comprehensive loss balance related to the United Kingdom pension plan was transferred from the Company to RRD.  Refer to Note 13, Retirement Plans, for further information on the pension plans’ transfers.

Refer to the statements of comprehensive income for the components of comprehensive income for the years ended December 31, 2017, 2016 and 2015.

Reclassifications from accumulated other comprehensive loss for the years ended December 31, 2017, 2016 and 2015 were as follows:

				Classification in the Consolidated
	2017	2016	2015	and Combined Statements of Operations
Amortization of pension plan cost:
Net actuarial loss	$18	$7	$1	(a)
Settlement	—	1	—
Reclassifications before tax	$18	$8	1
Income tax expense	7	2	—
Reclassifications, net of tax	$11	$6	$1

(a)

These accumulated other comprehensive income components are included in the calculation of net periodic pension benefits plan (income) expense and amortized in investment and other income-net in the consolidated and combined statements of operations (refer to Note 13, Retirement Plans).